Contractual Obligations - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation	$ 2,831	$ 3,093	$ 3,146